Revenues	3 Months Ended
Mar. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenues

18. Revenues

The following table represents disaggregated revenues from our gaming operations for the three months ended March 31, 2021 and 2020. Net Gaming Revenues represents Turnover (also referred to as “Handle”), the total bets processed for the period, less customer winnings paid out, commissions paid to agents, and taxes due to government authorities, while Commission Revenues represents commissions on lotto ticket sales and Service Revenues is revenue invoiced for our Elys software service and royalties invoiced for the sale of virtual products.

	Three Months Ended March 31,
	2021	2020
Turnover
Web-based	$231,332,159	$92,376,106
Land-based	11,825,830	23,602,084
Total Turnover	243,157,989	115,978,190

Winnings/Payouts
Web-based	215,598,415	86,095,623
Land-based	10,164,937	18,191,402
Total Winnings/payouts	225,763,352	104,287,025

Gross Gaming Revenues
Web-based	15,733,744	6,280,483
Land-based	1,660,893	5,410,682
Gross Gaming Revenues	$17,394,637	$11,691,165

Less: ADM Gaming Taxes	(3,329,038)	(1,530,795)
Net Gaming Revenues	$14,065,599	$10,160,370

Betting platform software and services	91,729	9,804
Revenue	$14,157,328	$10,170,174